Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI CAPITAL SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	gcsfi_SupplementTextBlock
Gabelli Capital Series Funds, Inc. (the “Corporation”)

Gabelli Capital Asset Fund (the “Fund”)

Supplement dated July 15, 2014, to the Corporation’s Summary Prospectus and Statutory Prospectus,

each dated April 30, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Russell 3000 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 4 of the Summary Prospectus and page 5 of the Statutory Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with the Standard & Poor’s (“S&P”) 500 Index and the Russell 3000 Index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI CAPITAL ASSET FUND

(Total Returns for the Years Ended December 31)

Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.28)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2013	Past One Year	Past Five Years	Past Ten Years
Gabelli Capital Asset Fund	37.53%	23.01%	10.16%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	7.88%

GABELLI CAPITAL ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gcsfi_SupplementTextBlock
Gabelli Capital Series Funds, Inc. (the “Corporation”)

Gabelli Capital Asset Fund (the “Fund”)

Supplement dated July 15, 2014, to the Corporation’s Summary Prospectus and Statutory Prospectus,

each dated April 30, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Russell 3000 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 4 of the Summary Prospectus and page 5 of the Statutory Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with the Standard & Poor’s (“S&P”) 500 Index and the Russell 3000 Index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI CAPITAL ASSET FUND

(Total Returns for the Years Ended December 31)

Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.28)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2013	Past One Year	Past Five Years	Past Ten Years
Gabelli Capital Asset Fund	37.53%	23.01%	10.16%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	7.88%

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with the Standard & Poor’s (“S&P”) 500 Index and the Russell 3000 Index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with the Standard & Poor’s (“S&P”) 500 Index and the Russell 3000 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GABELLI CAPITAL ASSET FUND (Total Returns for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.28)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2013
GABELLI CAPITAL ASSET FUND | CLASS AAA
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	15.54%
2005	rr_AnnualReturn2005	2.03%
2006	rr_AnnualReturn2006	21.93%
2007	rr_AnnualReturn2007	9.13%
2008	rr_AnnualReturn2008	(40.43%)
2009	rr_AnnualReturn2009	34.70%
2010	rr_AnnualReturn2010	29.89%
2011	rr_AnnualReturn2011	(0.26%)
2012	rr_AnnualReturn2012	17.34%
2013	rr_AnnualReturn2013	37.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Past One Year	rr_AverageAnnualReturnYear01	37.53%
Past Five Years	rr_AverageAnnualReturnYear05	23.01%
Past Ten Years	rr_AverageAnnualReturnYear10	10.16%
GABELLI CAPITAL ASSET FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	32.39%
Past Five Years	rr_AverageAnnualReturnYear05	17.94%
Past Ten Years	rr_AverageAnnualReturnYear10	7.41%
GABELLI CAPITAL ASSET FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	33.55%
Past Five Years	rr_AverageAnnualReturnYear05	18.71%
Past Ten Years	rr_AverageAnnualReturnYear10	7.88%